Advances to third parties - Schedule of advances to third parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advances to Third Parties [Line Items]
Advances to third parties	$ 2,300	$ 16,780
Current portion	(579)	(3,104)
Long-term portion	1,721	13,676
Advances to a third party independent sales organization
Advances to Third Parties [Line Items]
Advances to third parties	2,154	16,616	$ 46,680
Other
Advances to Third Parties [Line Items]
Advances to third parties	$ 146	$ 164